Summary of Significant Accounting Policies - Credit loss provision for the current and non-current assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Summary of Significant Accounting Policies
Current assets	¥ 76,633,037	$ 10,958,378	¥ 61,886,043
Non-current assets	47,768,041	$ 6,830,738	45,718,569
Expected credit loss provision - current	48,590		50,594
Expected credit loss provision - non-current	14,699		59,386
Trade and notes receivable
Summary of Significant Accounting Policies
Current assets	¥ 1,421,006		¥ 1,714,786
Expected credit loss rate - current	1.87%	1.87%	2.25%
Expected credit loss provision - current	¥ 26,561		¥ 38,540
Amounts due from related parties
Summary of Significant Accounting Policies
Current assets	¥ 16,098,829		¥ 7,712,546
Expected credit loss rate - current	0.13%	0.13%	0.13%
Expected credit loss provision - current	¥ 20,579		¥ 10,142
Prepayments and other current assets
Summary of Significant Accounting Policies
Current assets	¥ 4,855,060		¥ 3,634,868
Expected credit loss rate - current	0.03%	0.03%	0.05%
Expected credit loss provision - current	¥ 1,450		¥ 1,912
Other non-current assets
Summary of Significant Accounting Policies
Non-current assets	¥ 7,448,284		¥ 3,632,523
Expected credit loss rate - non-current	0.20%	0.20%	1.63%
Expected credit loss provision - non-current	¥ 14,699		¥ 59,386